STOCKHOLDERS’ DEFICIT (Tables)	12 Months Ended
Feb. 29, 2024
Equity [Abstract]
SUMMARY OF PREFERRED STOCK WARRANT ACTIVITY

Summary of Preferred Stock Warrant Activity

	Number of Series F Preferred Warrants	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at March 1, 2023	695	$1.00	10.00
Issued	244	$1.00	10.00
Exercised	—	—	—
Forfeited and cancelled	—	—	—
Outstanding at February 29, 2024	939	$1.00	9.5

SUMMARY OF COMMON SHARES ISSUED, ISSUABLE AND OUTSTANDING

The table below represent the common shares issued, issuable and outstanding at February 29, 2024 and February 28, 2023:

Common shares	February 29, 2024	February 28, 2023
Issued	9,238,750,958	5,836,641,599
Issuable	—	12,100,000
Issued, issuable and outstanding	9,238,750,958	5,848,741,599

SUMMARY OF WARRANT AND STOCK OPTION ACTIVITY

Summary of Warrant and Stock Option Activity

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at February 29, 2022	1,216,845,661	$0.06	2.38
Adjusted(1)	66,750,000	0.011	1.41
Issued	94,000,000	0.01	4.69
Exercised	(108,378,210)	(0.011)	2.44
Forfeited and cancelled	(955,000,000)	(0.008)	1.33
Outstanding at February 28, 2023	314,217,451	$0.114	1.95
Issued	—	—	—
Exercised	—	—	—
Forfeited and cancelled	(13,621,790)	(0.01)	—
Outstanding at February 29, 2024	300,595,661	$0.003	1.00

(1)	Required dilution adjustment per warrant agreement

SCHEDULE OF FAIR VALUE ASSUMPTIONS OF WARRANTS

Strike price	$0.008 - $0.01
Fair value of Company’s common stock	$0.012
Dividend yield	0.00%
Expected volatility	88.2% - 90.00%
Risk free interest rate	2.98%
Expected term (years)	5.00

—	Cashless exercise of 108,378,210 warrants for 45,306,557 common shares

SCHEDULE OF COMMON STOCK OPTION ACTIVITY ASSUMPTIONS
Strike price	$0.02
Fair value of Company’s common stock	$0.0052
Dividend yield	0.00%
Expected volatility	320.5
Risk free interest rate	4.29%
Expected term (years)	4.50

SUMMARY OF COMMON STOCK OPTION ACTIVITY

Summary of Common Stock Option Activity

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at March 1, 2022	—	$—	—
Issued	100,000,000	$0.02	4.75
Exercised	—	—	—
Forfeited, extinguished and cancelled	(4,275,000)	$0.02	(4.75)
Outstanding at February 28, 2023	95,725,000	$0.02	4.75

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at March 1, 2023	95,725,000	$0.02	4.75
Issued	114,217,035	$0.02	4.75
Exercised	—	—	—
Forfeited, extinguished and cancelled	(21,275,000)	$0.02	(4.00)
Outstanding at February 29, 2024	188,667,035	$0.02	4.10